NON-CONTROLLING INTERESTS (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2024 CNY (¥) shares	Nov. 30, 2020 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
NON-CONTROLLING INTERESTS
Net loss attributable to non-controlling interest			¥ 8,398,000	$ 1,151	¥ 16,829,000	¥ 15,281,000
Yaofang Information Technology Shanghai Co. Ltd [Member]
NON-CONTROLLING INTERESTS
Aggregate shares | shares	13,521,445
Total cash consideration	¥ 13,521
Additional Paid-in Capital
NON-CONTROLLING INTERESTS
Capital contribution from non-controlling shareholders			¥ 16,456,000
Non-controlling Interests
NON-CONTROLLING INTERESTS
Capital contribution from non-controlling shareholders					¥ 2,935,000
1 Pharmacy Technology
NON-CONTROLLING INTERESTS
Shares issued | shares		32,500,000
Issuance Price		¥ 32,500,000
Vesting within two years
NON-CONTROLLING INTERESTS
Vesting shares (as a percentage)		50.00%
Vesting over two years thereafter
NON-CONTROLLING INTERESTS
Vesting shares (as a percentage)		50.00%